SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
17. SEGMENTED INFORMATION

The Company operates one operating segment, mineral exploration activities. The Company is in the exploration stage and, accordingly, has no reportable revenues for the years ended January 31, 2019, 2018, and 2017.

The Company has non-current assets other than financial instruments and deferred tax assets in the following geographic locations:

	January 31, 2019	January 31, 2018

Canada	$-	$1,079
USA	236,887	199,848
	$236,887	$200,927